Consolidated Statements of Cash Flows - Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Consolidated Statements of Cash Flows - Supplemental Disclosure
Schedule of reconciliation of liabilities arising from financing activities

Years ended December 31:	2022	2021	2020
Bonds payable, opening balance	$35,227	$38,053	$35,418
Cash flows	—	—	—
Non-cash changes:
Accretion	140	145	143
Cumulative translation adjustments	171	(2,971)	2,492
Bonds payable, ending balance (see Note 15)	$35,538	$35,227	$38,053

Years ended December 31:	2022	2021	2020
Lease liabilities, opening balance	$767	$1,175	$1,196
Cash flows	(378)	(466)	(510)
Non-cash changes:
Additions	295	84	368
Accretion	28	42	59
COVID-19 related rent concessions	—	—	(6)
Cumulative translation adjustments	(6)	(68)	68
Lease liabilities, ending balance (see Note 14)	$706	$767	$1,175